Goodwill (Details) - Schedule of changes in carrying value of goodwill - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Carrying Value of Goodwill [Abstract]
Opening balance	$ 61,994,758	$ 62,387,725	$ 6,352,720
Closing balance	62,073,433	61,994,758	62,387,725
Effect of exchange rate changes	$ 78,675	$ (392,967)	$ (388,104)